Deferred taxes - Summary of Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Deferred Tax Assets [Line Items]
Beginning Balance	$ 2,338
Ending Balance	3,446	$ 2,338
Employee profit sharing provision [Memebr]
Disclosure of Deferred Tax Assets [Line Items]
Beginning Balance	1,945	3,220	$ 2,572
(Charged)/credited to profit or loss	1,623	(560)	648
directly to equity / CTA	430	(715)
Ending Balance	3,998	1,945	3,220
Management Fee Provision [Member]
Disclosure of Deferred Tax Assets [Line Items]
Beginning Balance	391	1,442	954
(Charged)/credited to profit or loss	(359)	(724)	488
directly to equity / CTA	(32)	(327)
Ending Balance	0	391	1,442
Taxable Goodwill [Member]
Disclosure of Deferred Tax Assets [Line Items]
Beginning Balance	0	1,260	2,403
(Charged)/credited to profit or loss		(984)	(1,143)
directly to equity / CTA		(276)
Ending Balance	0	0	1,260
Tax on Accrual for Expenses [Member]
Disclosure of Deferred Tax Assets [Line Items]
Beginning Balance	0	0	0
(Charged)/credited to profit or loss	107
directly to equity / CTA	1
Ending Balance	108	0	0
Tax depreciation of fixed assets [Member]
Disclosure of Deferred Tax Assets [Line Items]
Beginning Balance	0	0	0
(Charged)/credited to profit or loss	(52)
directly to equity / CTA	(223)
Ending Balance	(275)	0	0
IFRS 15 [Member]
Disclosure of Deferred Tax Assets [Line Items]
Beginning Balance	0	0	0
(Charged)/credited to profit or loss	(40)
directly to equity / CTA	(83)
Ending Balance	(123)	0	0
Gain from bargain purchase [Member]
Disclosure of Deferred Tax Assets [Line Items]
Beginning Balance	0	0	0
(Charged)/credited to profit or loss	6
directly to equity / CTA	(164)
Ending Balance	(158)	0	0
Deferred Tax Assets [Member]
Disclosure of Deferred Tax Assets [Line Items]
Beginning Balance	2,153	5,602	5,864
(Charged)/credited to profit or loss	1,311	(2,245)	97
directly to equity / CTA	(18)	(1,204)	(359)
Ending Balance	3,446	2,153	5,602
Initial application of IFRS 16 [Member]
Disclosure of Deferred Tax Assets [Line Items]
Beginning Balance	(185)	(317)	0
(Charged)/credited to profit or loss	58	61	42
directly to equity / CTA	34	71	(359)
Ending Balance	(93)	(185)	(317)
Other [Member]
Disclosure of Deferred Tax Assets [Line Items]
Beginning Balance	2	(3)	(65)
(Charged)/credited to profit or loss	(32)	(38)	62
directly to equity / CTA	19	43
Ending Balance	$ (11)	$ 2	$ (3)